CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS - OPERATING ACTIVITIES
Net Income	$ 4,852	$ 3,709	$ 2,611
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,043	1,307	1,376
Increase (decrease) in accrued severance pay	493	159	(135)
Stock options compensation	182
Deferred taxes, net	(1,108)	104	504
Changes in assets and liabilities:
Decrease (increase) in accounts receivable and prepaid expenses	(863)	178	(222)
Increase in inventory	(15)	(12)	(2)
Decrease (increase) in deposits with insurance companies and severance pay fund	(429)	(227)	210
Increase (decrease) in trade payables, accrued expenses and other liabilities	(684)	(2,045)	228
Net cash provided by operating activities	3,471	3,173	4,570
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(459)	(265)	(428)
Proceeds from sale of property and equipment		1
Purchase of non-controlling interest		(52)
Net cash used in investing activities	(459)	(316)	(428)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank credit	4	(83)	(10)
Long-term bank credit	(1)	(8)	(87)
Proceeds from issuance of shares upon exercise of options	47	112	733
Proceeds from issuance of restricted shares	9
Proceeds from issuance of shares from public offering	5,776
Cash dividend paid	(7,916)	(2,872)	(3,216)
Net cash used in financing activities	(2,081)	(2,851)	(2,580)
Effect of exchange rate changes on cash	218	110	4
Net increase in cash and cash equivalents	1,149	116	1,566
Cash and cash equivalents at beginning of year	11,903	11,787	10,221
Cash and cash equivalents at end of year	13,052	11,903	11,787
Supplemental information:
Cash paid during the year for income taxes	2,230	1,083	755
Appendix B - Non-cash transactions
Purchase of property on credit		$ 5	$ 19